FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Current Assets		$ 2,010	$ 586
Total assets		10,086	9,344
Liabilities:
Current Liabilities		6,197	2,760
Total liabilities		11,510	9,916
Non-controlling interests		703	1,150
Net investment attributable to Brookfield Infrastructure	[1]	(2,127)	(1,722)
Total
Assets:
Current Assets		917	586	$ 594
Non-current assets		8,076	8,758	9,259
Total assets		8,993	9,344	9,853
Liabilities:
Current Liabilities		1,594	536	493
Non-current liabilities		5,313	6,013	6,083
Total liabilities		6,907	6,549	6,576
Non-controlling interests		703	1,150	1,623
Net investment attributable to Brookfield Infrastructure		1,383	1,645	1,654
GBP
Assets:
Current Assets		249	181	159
Non-current assets		4,961	5,264	4,653
Total assets		5,210	5,445	4,812
Liabilities:
Current Liabilities		316	333	294
Non-current liabilities		3,285	3,241	2,888
Total liabilities		3,601	3,574	3,182
Non-controlling interests		314	367	318
Net investment attributable to Brookfield Infrastructure		1,295	1,504	1,312
BRL
Assets:
Current Assets		668	405	435
Non-current assets		3,115	3,494	4,606
Total assets		3,783	3,899	5,041
Liabilities:
Current Liabilities		1,278	203	199
Non-current liabilities		2,028	2,772	3,195
Total liabilities		3,306	2,975	3,394
Non-controlling interests		389	783	1,305
Net investment attributable to Brookfield Infrastructure		$ 88	$ 141	$ 342

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.